Basis of Presentation, Significant Accounting Policies and Fair Value Measurements - Other (Details)		12 Months Ended
	Jul. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Inventory, Capitalized Cost		$ 10,800,000	$ 0
Impairment of long-lived assets		$ 0
Number of reporting units		1
Impairment of goodwill	$ 0
Credit Concentration Risk | Accounts Receivable | Customer One
Number of customers		1	1
Concentration risk, percentage		95.00%	99.00%